Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenue:
License and research revenue	$ 681	$ 1,192	$ 4,384	$ 4,115
Product sales and services	4,747	2,500	14,815	6,802
Other revenues	1,600	1,891	5,086	5,347
Total revenue	7,028	5,583	24,285	16,264
Costs and expenses:
Cost of goods and services sold	(1,913)	(1,736)	(5,501)	(4,014)
Research and development	(7,028)	(6,680)	(20,864)	(22,513)
Selling, general and administrative	(4,105)	(2,925)	(11,955)	(8,122)
Fair value remeasurement of acquisition liabilities, incl. related parties	(7,865)	(1,043)	(35,098)	(32,642)
Amortisation of intangible R&D assets	(2,937)	0	(8,812)	0
Acquisition note expenses, incl. related parties	0	0	(3,013)	0
Total	(23,848)	(12,384)	(85,243)	(67,291)
Profit (loss) from operations	(16,820)	(6,801)	(60,958)	(51,027)
Interest income net	86	(688)	(5,328)	(1,757)
Interest expense on debt related to the royalty agreement with related parties	(1,486)	(13)	(2,721)	(2,028)
Foreign exchange gain (loss)	8,074	(161)	8,545	(170)
Other income (loss)	71	66	152	532
Income (loss) before income taxes	(10,075)	(7,597)	(60,310)	(54,450)
Income tax benefit (expense)	29	1,228	2,553	6,398
Net income (loss)	$ (10,046)	$ (6,369)	$ (57,757)	$ (48,052)
Earnings (loss) per share
Basic earnings (loss) per ordinary share	$ (0.26)	$ (0.25)	$ (1.64)	$ (1.89)
Diluted earnings (loss) per share	$ (0.26)	$ (0.25)	$ (1.64)	$ (1.89)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	38,767	25,465	35,201	25,434
Diluted (in shares)	38,767	25,465	35,201	25,434